Segment reporting (Details) - Schedule of Income Taxes or Other Non Operating Items Segments - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes or Other Non Operating Items Segments [Line Items]
Revenues	¥ 1,575,780,180	¥ 1,011,063,766	¥ 643,371,949
Company owned and operated store costs and expenses	1,477,663,247	1,120,290,257	755,818,069
Segment loss before income taxes	(597,868,574)
Other significant noncash items:
Depreciation and amortization	165,904,572
Loss on disposal of property and equipment	16,404,477	8,835,137	1,546,122
Provision for Inventories write-down	11,589,111	387,999
Impairment on long-live assets	111,426,961	¥ 7,222,765	¥ 1,001,880
Tim Hortons [Member]
Schedule of Income Taxes or Other Non Operating Items Segments [Line Items]
Revenues	1,560,005,807
Company owned and operated store costs and expenses	1,454,278,517
Segment loss before income taxes	(564,610,851)
Other significant noncash items:
Depreciation and amortization	163,154,711
Loss on disposal of property and equipment	16,404,477
Provision for Inventories write-down	11,589,111
Impairment on long-live assets	111,426,961
Popeyes [Member]
Schedule of Income Taxes or Other Non Operating Items Segments [Line Items]
Revenues	15,774,373
Company owned and operated store costs and expenses	23,384,730
Segment loss before income taxes	(33,257,723)
Other significant noncash items:
Depreciation and amortization	2,749,861
Loss on disposal of property and equipment
Provision for Inventories write-down
Impairment on long-live assets